Organization and Operations	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operations

NOTE 1 – ORGANIZATION AND OPERATIONS

Spiral Toys, Inc (formerly known as Rocap Marketing Inc.)

Spiral Toys, Inc. (Rocap Marketing Inc, (“Spiral Toys” or the “Company”) was incorporated under the laws of the State of Nevada on September 2, 2010 under the name of Rocap Marketing Inc. In January 2015, the Company changed its name to Spiral Toys, Inc.

Spiral Toys LLC

Spiral Toys LLC, (“Spiral”) was formed as a limited liability company under the laws of the State of California on July 12, 2011. Spiral develops entertainment products including both physical toys as well as digital media. The acquisition of 100% of Spiral has been recorded using the purchase method of accounting in accordance with section 805-10-05 of the FASB Accounting Standards Codification. The Company allocated the purchase price of Spiral to the tangible assets acquired and liabilities assumed based on their estimated fair values. See Note 5.

During 2014, revenue was generated from two different sources. The first was consulting revenue and was recognized upon the fulfillment of contractual milestones with pre-set remuneration. The Company was engaged by a major studio in the development of entertainment properties. The second source was the sale of physical toys. The toys were sold through a third party distributor and the Company received fifty percent of the net profit per item.

Commencing in the second quarter of 2015, the Company recognized revenue from its physical toy line in two ways: The first is a result of manufacturing. Spiral is producing the electronics that are a part of the CloudPets line.

The unit is then assembled by a third party that is retained by our distributor. This revenue is recognized upon shipment of the completed electronic part to the third party. The second revenue source, which represents royalty income from license fees, is earned when the goods are shipped to the retailer.

The Company also earned revenue during the year ended December 31, 2015 from product development consulting fees.

Divestiture of Lexi-Luu Designs, Inc.

On September 15, 2010, the Company acquired Lexi-Luu Designs, Inc. (Lexi-Luu) in exchange for 2.5 million shares of the Company’s common stock. Lexi-Luu manufactures and markets exclusive dancewear for youth.

On July 1, 2014 Mr. Hubert J. Blanchette, CEO of Lexi-Luu, exercised his right to exchange his 2.5 million common shares of Rocap for the return of 100 percent of the ownership of Lexi-Luu. This transaction effectively ended the parent-subsidiary relationship of Rocap and Lexi-Luu. As such, all references to Lexi-Luu activity in the financial statements are referred to as discontinued operations. See Footnote 5 “Discontinued Operations” for further discussion of the discontinued operations of Lexi-Luu.